Other interim disclosures (Details 4) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued in the period	$ 12,849
Long-term financial debt with a carrying amount	5,700		€ 5,000	$ 3,900
Net investment hedge recognized in the consolidated income statement	$ 0	$ 0
SOFR + 0.65% USD 500 million 2026/2029 Novartis Capital Corporation, New York, United States, issued at 100.000% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	SOFR
Borrowings, adjustment to interest rate basis	65.00%		65.00%
Borrowings, original currency	USD
Notional amount	$ 500
Borrowings, issuance date	2026
Borrowings, maturity year	2029
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	100.00%
Bonds issued	$ 499
4.100% USD 1 250 million 2026/2029 Novartis Capital Corporation, New York, United States, issued at 99.883% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.10%		4.10%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, issuance date	2026
Borrowings, maturity year	2029
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.883%
Bonds issued	$ 1,247
4.400% USD 1 750 million 2026/2031 Novartis Capital Corporation, New York, United States, issued at 99.960% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.40%		4.40%
Borrowings, original currency	USD
Notional amount	$ 1,750
Borrowings, issuance date	2026
Borrowings, maturity year	2031
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.96%
Bonds issued	$ 1,746
4.600% USD 2 000 million 2026/2033 Novartis Capital Corporation, New York, United States, issued at 99.574% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.60%		4.60%
Borrowings, original currency	USD
Notional amount	$ 2,000
Borrowings, issuance date	2026
Borrowings, maturity year	2033
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.574%
Bonds issued	$ 1,986
4.900% USD 2 250 million 2026/2036 Novartis Capital Corporation, New York, United States, issued at 99.719% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.90%		4.90%
Borrowings, original currency	USD
Notional amount	$ 2,250
Borrowings, issuance date	2026
Borrowings, maturity year	2036
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.719%
Bonds issued	$ 2,237
5.600% USD 1 000 million 2026/2046 Novartis Capital Corporation, New York, United States, issued at 99.536% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	5.60%		5.60%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance date	2026
Borrowings, maturity year	2046
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.536%
Bonds issued	$ 990
5.700% USD 2 250 million 2026/2056 Novartis Capital Corporation, New York, United States, issued at 99.120% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	5.70%		5.70%
Borrowings, original currency	USD
Notional amount	$ 2,250
Borrowings, issuance date	2026
Borrowings, maturity year	2056
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.12%
Bonds issued	$ 2,216
3.100% EUR 600 million 2026/2032 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.525% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.10%		3.10%
Borrowings, original currency	EUR
Notional amount | €			€ 600
Borrowings, issuance date	2026
Borrowings, maturity year	2032
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.525%
Bonds issued	$ 679
3.500% EUR 600 million 2026/2035 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.757% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.50%		3.50%
Borrowings, original currency	EUR
Notional amount | €			€ 600
Borrowings, issuance date	2026
Borrowings, maturity year	2035
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.757%
Bonds issued	$ 681
4.000% EUR 500 million 2026/2041 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.833% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.00%		4.00%
Borrowings, original currency	EUR
Notional amount | €			€ 500
Borrowings, issuance date	2026
Borrowings, maturity year	2041
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.833%
Bonds issued	$ 568